Net interest income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 10,580	$ 11,620
Interest income from securities financing transactions measured at amortized cost	1,443	1,754
Interest income from other financial instruments measured at amortized cost	834	766
Interest income from debt instruments measured at fair value through other comprehensive income	282	71
Interest income from derivative instruments designated as cash flow hedges	(358)	(672)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	12,781	13,538
Interest expense on loans and deposits	5,802	7,325
Interest expense on securities financing transactions measured at amortized cost	1,104	972
Interest expense on debt issued and funding from UBS Group AG measured at amortized cost	4,691	5,346
Interest expense on lease liabilities	63	72
Total interest expense from financial instruments measured at amortized cost	11,661	13,715
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,120	(177)
Net interest income from financial instruments measured at fair value through profit or loss and other	2,958	3,089
Total net interest income	$ 4,079	$ 2,912